Summary of Significant Accounting Policies - Schedule of Estimated Useful Lives, Using the Straight-Line Method (Details)	Jun. 30, 2025	Dec. 31, 2024
Leasehold improvements [Member]
Schedule of Estimated Useful Lives Using the Straight-Line Method [Line Items]
Property, Plant, and Equipment, Useful Life, Term, Description [Extensible Enumeration]	life of lease	life of lease
Machinery and Equipment [Member] | Minimum [Member]
Schedule of Estimated Useful Lives Using the Straight-Line Method [Line Items]
Property, Plant and Equipment, Useful Life	4 years	4 years
Machinery and Equipment [Member] | Maximum [Member]
Schedule of Estimated Useful Lives Using the Straight-Line Method [Line Items]
Property, Plant and Equipment, Useful Life	5 years	5 years
Motor vehicles [Member] | Minimum [Member]
Schedule of Estimated Useful Lives Using the Straight-Line Method [Line Items]
Property, Plant and Equipment, Useful Life	3 years 3 months 18 days	3 years 3 months 18 days
Motor vehicles [Member] | Maximum [Member]
Schedule of Estimated Useful Lives Using the Straight-Line Method [Line Items]
Property, Plant and Equipment, Useful Life	10 years	10 years
Furniture and fixture [Member]
Schedule of Estimated Useful Lives Using the Straight-Line Method [Line Items]
Property, Plant and Equipment, Useful Life	5 years	5 years